Interim Condensed Consolidated Balance Sheets (Unaudited) $ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Current Assets
Cash and cash equivalents	$ 3,600	$ 28,260	$ 27,476
Accounts receivable, net	3,847	30,195	37,342
Inventories	1,223	9,602	11,502
Prepaid expenses and other current assets	441	3,462	3,679
Total current assets	9,111	71,519	79,999
Property, plant and equipment, net	124	973	1,118
Right-of-use assets	1,860	14,600	15,295
Total non-current assets	1,984	15,573	16,413
TOTAL ASSETS	11,095	87,092	96,412
Current liabilities
Bank loan - current	1,401	11,000	11,000
Accounts payable	1,696	13,309	15,223
Other payables and accrued liabilities	711	5,577	6,313
Lease liabilities - current	895	7,029	5,822
Amounts due to related parties	48	380	3,056
Total current liabilities	4,751	37,295	41,414
Non-current liabilities
Lease liabilities - non-current	967	7,587	9,482
TOTAL LIABILITIES	5,718	44,882	50,896
Commitments and contingencies
Shareholders’ equity
Preference shares US$0.0001 par value per share; 3,000,000 authorized capital; nil shares issued and outstanding
Additional paid-in capital	1	9	9
Additional paid-in capital	3,895	30,570	30,570
Statutory reserve	357	2,806	2,806
Retained earnings	1,199	9,413	13,239
Accumulated other comprehensive loss	(75)	(588)	(1,108)
Total shareholders' equity	5,377	42,210	45,516
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 11,095	$ 87,092	$ 96,412